Long-Term Debt - Summary of Long-Term Debt (Detail) $ / shares in Units, shares in Thousands, € in Millions		1 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2018 USD ($)	Nov. 30, 2015 USD ($)	Sep. 30, 2020 USD ($) vessel term_loan shares subsidiary SecurityLoan	Dec. 31, 2019 USD ($) vessel	Oct. 01, 2020 USD ($)	Oct. 01, 2020 vessel	Oct. 01, 2020 shares	Sep. 30, 2020 NOK (kr) term_loan vessel shares subsidiary SecurityLoan	Sep. 30, 2020 EUR (€) term_loan vessel shares subsidiary SecurityLoan	Dec. 31, 2019 NOK (kr) vessel	Dec. 31, 2019 EUR (€) vessel	May 31, 2019 USD ($)	Jan. 26, 2018 USD ($) $ / shares	Jan. 27, 2010 USD ($)
Debt Instrument [Line Items]
Long-term Debt, Weighted Average Interest Rate, at Point in Time			3.70%	4.60%				3.70%	3.70%	4.60%	4.60%
Total principal			$ 2,090,917,000	$ 2,867,120,000
Less unamortized discount and debt issuance costs			(36,045,000)	(39,968,000)
Total debt			2,054,872,000	2,827,152,000
Less current portion			(302,682,000)	(523,312,000)
Long-term portion			1,752,190,000	2,303,840,000
Long-term Debt, Maturities, Repayments of Principal, Remainder of Fiscal Year			38,000,000.0
Long-term Debt, Maturities, Repayments of Principal in Year Two			423,900,000
Long-term Debt, Maturities, Repayments of Principal in Year Three			474,000,000.0
Long-term Debt, Maturities, Repayments of Principal in Year Four			363,600,000
Long-term Debt, Maturities, Repayments of Principal in Year Five			258,400,000
Long-term Debt, Maturities, Repayments of Principal after Year Five			$ 533,000,000.0
Number Of Loan Agreements | SecurityLoan			5					5	5
Secured Debt [Member]
Debt Instrument [Line Items]
Total principal			$ 962,800,000	$ 1,300,000,000
Number Of Debt Instruments | term_loan			6
Number Of Debt Instruments With Balloon Or Bullet Payments | term_loan			5					5	5
Number Of Vessels Held As Collateral | vessel			20	24				20	20	24	24
Senior Notes (8.5%) due January 15, 2020
Debt Instrument [Line Items]
Percentage Of Par At Which Notes Sold		99.00%
Long-term debt, percentage bearing fixed interest, percentage rate		8.50%	0.085%	0.085%				0.085%	0.085%	0.085%	0.085%			8.50%
Total principal			$ 0	$ 36,712,000
Debt instrument, principal amount		$ 200,000,000												$ 450,000,000
Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Long-term debt, percentage bearing fixed interest, percentage rate			9.25%	9.25%				9.25%	9.25%	9.25%	9.25%	9.25%
Total principal			$ 250,000,000	$ 250,000,000
Debt instrument, principal amount												$ 250,000,000.0
Convertible Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Long-term debt, percentage bearing fixed interest, percentage rate			5.00%	5.00%				5.00%	5.00%	5.00%	5.00%
Total principal			$ 114,184,000	$ 125,000,000
Norwegian Krone-denominated Bonds due through September 2025
Debt Instrument [Line Items]
Total principal			326,820,000	347,163,000
U.S. Dollar-denominated Term Loans due through 2030
Debt Instrument [Line Items]
Total principal			962,757,000	1,336,437,000
Euro-denominated Term Loans due through 2024
Debt Instrument [Line Items]
Total principal			157,156,000	165,376,000
Other U.S. Dollar-denominated loan
Debt Instrument [Line Items]
Total principal			0	3,300,000
Revolving Credit Facilities
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity			928,200,000
Line of Credit Facility, Remaining Borrowing Capacity			$ 648,200,000
Number Of Credit Facilities | term_loan			4					4	4
Line Of Credit Reduction Of Available Borrowing Capacity In Year Four			$ 65,300,000
Total principal			280,000,000	$ 603,132,000
Line Of Credit Reduction Of Available Borrowing Capacity Remainder Of Fiscal Year			135,000,000.0
Line Of Credit Reduction Of Available Borrowing Capacity In Year Two			115,800,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Three			$ 410,800,000
Debt Instrument, Collateral, Number of Vessels | vessel			33					33	33
Revolving Credit Facilities | Subsequent Event
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity					$ 957,600,000
Line of Credit Facility, Remaining Borrowing Capacity					677,600,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Four					65,300,000
Line Of Credit Reduction Of Available Borrowing Capacity Remainder Of Fiscal Year					47,200,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Two					115,800,000
Line Of Credit Reduction Of Available Borrowing Capacity In Year Three					$ 528,000,000.0
Revolving Credit Facilities | Secured Debt [Member]
Debt Instrument [Line Items]
Credit facility, maximum borrowing capacity			$ 150,000,000
Remaining Term Loans [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			4.26%					4.26%	4.26%
Convertible Senior Notes due 2023 [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Ratio	85.4701
Debt Instrument, Convertible, If-converted Value in Excess of Principal	$ 1,000
Debt Instrument, Convertible, Conversion Price | $ / shares													$ 11.70
Debt Instrument, Convertible, Threshold Percentage of Stock Price Trigger	20.00%
Sale of Stock, Price Per Share | $ / shares													$ 9.75
Minimum [Member]
Debt Instrument [Line Items]
Undrawn Revolving Credit Facilities Time To Maturity			6 months
Minimum [Member] | Revolving Credit Facilities
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			1.40%	1.40%
Maximum | Revolving Credit Facilities
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			3.95%	3.95%
Teekay LNG
Debt Instrument [Line Items]
Minimum Level Of Free Cash Maintained Per Loan Agreements			$ 35,000,000.0
Teekay LNG | Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member]
Debt Instrument [Line Items]
Total debt			$ 157,200,000	$ 165,400,000					€ 134.1		€ 147.5
Debt Instrument, Collateral, Number of Vessels | vessel			2					2	2
Number Of Debt Instruments | term_loan			2
Number of Subsidiaries | subsidiary			1					1	1
Teekay LNG | Common Class A [Member] | Revolving Credit Facilities
Debt Instrument [Line Items]
Debt Collateral, Equity Interest in Subsidiaries, Number of Common Shares/Units | shares			25,200					25,200	25,200
Teekay LNG | Thousands of Shares of Common Stock Outstanding | Revolving Credit Facilities | Subsequent Event
Debt Instrument [Line Items]
Debt Collateral, Equity Interest in Subsidiaries, Number of Common Shares/Units						10,750,000	10,750
Teekay LNG | Minimum [Member] | Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			0.60%
Teekay LNG | Maximum | Euro Denominated Term Loans Due Through Two Thousand Twenty Three [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			1.95%
Teekay Tankers
Debt Instrument [Line Items]
Minimum Level Of Free Cash Maintained Per Loan Agreements			$ 35,000,000.0
Teekay Tankers | Common Class A [Member] | Revolving Credit Facilities
Debt Instrument [Line Items]
Debt Collateral, Equity Interest in Subsidiaries, Number of Common Shares/Units | shares			5,000					5,000	5,000
Parent Company [Member] | Convertible Senior Notes due 2023 [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Proceeds from Convertible Debt	$ 104,600,000
Debt instrument, principal amount													$ 125,000,000.0
Debt Instrument, Interest Rate, Stated Percentage													5.00%
Debt Instrument, Convertible Term	5 years
Debt Instrument, Convertible, Carrying Amount of Equity Component													$ 16,100,000
Nibor Loan [Member] | Teekay LNG | Norwegian Kroner Denominated Bonds Due Through October Two Thousand Twenty One [Member] [Member]
Debt Instrument [Line Items]
Debt instrument, principal amount | kr								kr 3,100,000,000
Unsecured Debt | kr								kr 3,100,000,000		kr 3,100,000,000
Senior Notes			$ 326,800,000	$ 347,200,000
Derivative, Notional Amount			$ 360,500,000
Nibor Loan [Member] | Teekay LNG | Minimum [Member] | Norwegian Kroner Denominated Bonds Due Through October Two Thousand Twenty One [Member] [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			4.60%
Derivative, Fixed Interest Rate			5.74%					5.74%	5.74%
Nibor Loan [Member] | Teekay LNG | Maximum | Norwegian Kroner Denominated Bonds Due Through October Two Thousand Twenty One [Member] [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			6.00%
Derivative, Fixed Interest Rate			7.89%					7.89%	7.89%
Fixed Rate [Member] | Remaining Term Loans [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Number Of Debt Instruments | term_loan			1
Three Month London Interbank Offered Rate [Member] | Minimum [Member] | Remaining Term Loans [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			0.30%
Three Month London Interbank Offered Rate [Member] | Maximum | Remaining Term Loans [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			3.25%
Debt Instrument, Redemption, Period One [Member] | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			100.00%
Debt Instrument, Redemption, Period Two [Member] | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			104.625%
Debt Instrument, Redemption, Period Three [Member] | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			102.313%
Debt Instrument, Redemption, Period Four [Member] | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage			100.00%
Transportation Equipment [Member] | Long Term Debt1 [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio			483.00%					483.00%	483.00%
Vessel Market Value to Loan Required Ratio			125.00%					125.00%	125.00%
Transportation Equipment [Member] | Long Term Debt2 [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio			234.00%					234.00%	234.00%
Vessel Market Value to Loan Required Ratio			115.00%					115.00%	115.00%
Transportation Equipment [Member] | Long Term Debt3 [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio			140.00%					140.00%	140.00%
Vessel Market Value to Loan Required Ratio			120.00%					120.00%	120.00%
Transportation Equipment [Member] | Long Term Debt4 [Member]
Debt Instrument [Line Items]
Vessel Market Value To Loan Ratio			203.00%					203.00%	203.00%
Vessel Market Value to Loan Required Ratio			135.00%					135.00%	135.00%